OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2015	2014
Deferred charter revenue	12,374	1,430
Sale proceeds received in advance	—	139,200
Other	3,501	—
	15,875	140,630